CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
CURRENT ASSETS:
Allowance for accounts receivable	$ 0	$ 40,000	$ 60,000
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	23,324,128	18,366,178	17,531,502
Common stock shares outstanding	23,324,128	18,366,178	17,531,502
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	23,334	23,334	23,334
Preferred stock shares issued	0	0	20,000
Preferred stock shares outstanding	0	0	20,000
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,785,715	1,785,715	1,785,715
Preferred stock shares issued	1,785,715	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715	1,785,715
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,016,014	1,016,014	1,016,014
Preferred stock shares issued	1,016,014	1,016,014	1,016,004
Preferred stock shares outstanding	1,016,014	1,016,014	1,016,004